Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Royalties rate, description	The Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F's grant, linked to the United States Consumer Price Index ("CPI") relating to such products.
Grants intended costs, description	The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Israeli Ministry of Trade [Member]
Commitments and Contingencies (Textual)
Proceeds from grants received				$ 668
Royalty expenses	$ 9
Grant approved over a period	5 years
Israel Innovation Authority [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 49,601
Royalty expenses	438	$ 646
Israel United States Bi National Industrial Research and Development Foundation [Member]
Commitments and Contingencies (Textual)
Proceeds from grants received	340
Pay royalties up to an amount	864		$ 476
Linkage to CPI	576
Net of royalties paid	$ 388